Ordinary Shares	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Ordinary Shares
22. Ordinary Shares
As of December 31, 2020, 971,341,066 Class A ordinary shares had been issued, 928,296,786 Class A ordinary shares outstanding, 429,846,136 Class B ordinary shares and 178,618,464 Class C ordinary shares had been issued and outstanding.
The Group issued 35,868,362 Class A ordinary shares for the year ended December 31, 2021, out of which, 26,471,648 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 9,396,714 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 40,569,304 Class A treasury shares to employees for the vested RSUs for the year ended December 31, 2021.
The Company completed its Global Offering, including the Hong Kong Public Offering and the International Offering, on July 7, 2021. In connection with the Global Offering, 97,083,300 new Class A ordinary shares of the Group were issued and allotted at the offer price of HK$165 per Class A ordinary share. All Class B ordinary shares held by an executive director of the Company and all Class C ordinary shares were converted into Class A ordinary shares on a one-on-one
basis upon the completion of the Global Offering.
Upon the completion of the extraordinary general meeting held on December 8, 2021, the Company authorized 9,250,000,000 Class A ordinary shares and 750,000,000 Class B ordinary shares of par value US$0.00001.
As of December 31, 2021, 1,302,911,192 Class A ordinary shares had been issued, out of which, 1,291,039,502 Class A ordinary shares were outstanding, and 409,846,136 Class B ordinary shares had been issued and outstanding.
The Group issued 12,644,728 Class A ordinary shares for the year ended December 31, 2022, out of which, 2,030,152 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 10,614,576 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 17,567,096 Class A treasury shares to employees and independent directors for the vested RSUs for the year ended December 31, 2022.

61,137,879 Class B ordinary shares held by an executive director of the Company were converted into Class A ordinary shares on a one-on-one basis upon his resignation took effect.
As of December 31, 2022, 1,376,693,799 Class A ordinary shares had been issued, out of which, 1,371,774,629 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.
The Group issued 9,171,738 Class A ordinary shares for the year ended December 31, 2023, out of which, 599,886 Class A ordinary shares are outstanding and transferred to employee
s

for the vested RSUs and 8,571,852 Class A ordinary shares are treasury shares held by
XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 10,679,408 Class A treasury shares to employees and independent directors for the vested RSUs for the year ended December 31, 2023.
On November 13, 2023, the Group allotted and issued 58,164,217 Class
A ordinary shares as the purchase consideration to DiDi for completing the closing of acquisition of DiDi’s smart auto business (Note 5)
.
On July 26, 2023, the Group and Volkswagen entered into a forward share purchase agreement, pursuant to which the Group would issue a number of Class A ordinary shares that equal to the lower of 4.99% of its total share number as of five business days prior to the closing date and 94,666,666 to Volkswagen at the purchase price of US$7.5 per share in cash. The number of shares to be issued is subject to certain adjustments, which preclude the forward contract from meeting the
“fixed-for-fixed”
requirements under ASC
815-40
for equity classification. Accordingly, the forward share purchase agreement was classified as a liability measured at fair value with changes in fair value recognized in earnings. On December 6, 2023,
t
he Group allotted and issued 94,079,255 Class A ordinary shares to Volkswagen for the fulfillment of the forward share purchase agreement for strategic minority investment. The Group recognized a fair value loss on derivative liability amounting to RMB410,417 for the year ended December 31, 2023
.

As of December 31, 2023, 1,538,109,009 Class A ordinary shares had been issued, out of which, 1,535,297,395 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.